PREPAIDS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF PRREPAIDS AND OTHER CURRENT ASSETS

The following table reflects the details of prepaids and other current assets at December 31:

	2021	2020	2019

Sales tax recoverable and other current assets	$141,568	$122,353	$81,265
Deposits on equipment	288,287	-	-
Prepaid expenses	50,668	496,364	750,000
	$480,523	$618,717	$831,265